FEDERATED INTERMEDIATE INCOME FUND
Institutional Shares
Institutional Service Shares

(A Portfolio of Federated Income Securities Trust)
------------------------------------------------------------------------------
Supplement to the Prospectuses dated June 30, 2003



     The Board of Trustees has voted to change the name of the Fund to Federated Intermediate Corporate Bond Fund. This change will be effective on March 10, 2004.

     Throughout the prospectuses, please delete all references to the name Federated Intermediate Income Fund and replace them with Federated Intermediate Corporate Bond Fund.

     In addition, please make the following change in the prospectuses:


     Under the heading entitled, "What are the Fund's Investment Strategies?", please delete the last paragraph which reads:


     Because the Fund refers to fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

and replace it with the follow:

     Because the Fund refers to corporate fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in corporate fixed income investments.




                                                January 9, 2004

Cusip 31420C407
Cusip 31420C506
29646 (12/03)





FEDERATED INTERMEDIATE INCOME FUND
Institutional Shares
Institutional Service Shares

(A Portfolio of Federated Income Securities Trust)
-------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated June 30, 2003



     The Board of Trustees has voted to change the name of the Fund to Federated Intermediate Corporate Bond Fund. This change will be effective on March 10, 2004.

     Throughout the Statement of Additional Information, please delete all references to the name Federated Intermediate Income Fund and replace them with Federated Intermediate Corporate Bond Fund.





                                                January 9, 2004

Cusip 31420C407
Cusip 31420C506
29662 (12/03)